Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 01, 2013 item shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Basic loss per share, Numerator:
Net loss		$ (1,133,519)	¥ (7,342,709)	¥ (1,846,901)	¥ (187,289)
Net loss attributable to noncontrolling interests		1,022	6,622
Diluted loss per share, Numerator:
Net loss		(1,133,519)	(7,342,709)	(1,846,901)	(187,289)
Net loss attributable to noncontrolling interests		1,022	6,622
Denominator:
Common stock issued (in ADS)	12,777,650
Number of class B ordinary shares represented by each ADS | item	3
Class A ordinary shares
Basic loss per share, Numerator:
Net loss		(539,100)	(3,492,180)	(1,401,672)	(183,368)
Net loss attributable to noncontrolling interests		486	3,147
Net loss attributable to ordinary shareholders for computing basic loss per share		$ (538,614)	¥ (3,489,033)	¥ (1,401,672)	¥ (183,368)
Denominator:
Weighted average ordinary shares outstanding		182,319,107	182,319,107	266,696,495	299,524,536
Basic loss per share (in dollars per share) | (per share)		$ (2.95)	¥ (19.14)	¥ (5.26)	¥ (0.61)
Diluted loss per share, Numerator:
Net loss		$ (539,100)	¥ (3,492,180)	¥ (1,401,672)	¥ (183,368)
Net loss attributable to noncontrolling interests		486	3,147
Net loss attributable to ordinary shareholders for computing diluted loss per share		$ (538,614)	¥ (3,489,033)	¥ (1,401,672)	¥ (183,368)
Denominator:
Weighted average ordinary shares outstanding		182,319,107	182,319,107	266,696,495	299,524,536
Weighted-average number of shares outstanding- diluted		182,319,107	182,319,107	266,696,495	299,524,536
Diluted loss per share (in dollars per share) | (per share)		$ (2.95)	¥ (19.14)	¥ (5.26)	¥ (0.61)
Class B ordinary shares
Basic loss per share, Numerator:
Net loss		$ (595,441)	¥ (3,857,151)	¥ (445,229)	¥ (3,921)
Net loss attributable to noncontrolling interests		536	3,475
Net loss attributable to ordinary shareholders for computing basic loss per share		$ (594,905)	¥ (3,853,676)	¥ (445,229)	¥ (3,921)
Denominator:
Weighted average ordinary shares outstanding		201,373,547	201,373,547	84,713,813	6,403,973
Basic loss per share (in dollars per share) | (per share)		$ (2.95)	¥ (19.14)	¥ (5.26)	¥ (0.61)
Basic loss per share (in dollars per ADS) | (per share)		$ (8.85)	¥ (57.42)	¥ (15.78)	¥ (1.83)
Diluted loss per share, Numerator:
Net loss		$ (595,441)	¥ (3,857,151)	¥ (445,229)	¥ (3,921)
Net loss attributable to noncontrolling interests		536	3,475
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares		(538,614)	(3,489,033)	(1,401,672)	(183,368)
Net loss attributable to ordinary shareholders for computing diluted loss per share		$ (1,133,519)	¥ (7,342,709)	¥ (1,846,901)	¥ (187,289)
Denominator:
Weighted average ordinary shares outstanding		201,373,547	201,373,547	84,713,813	6,403,973
Conversion of Class A to Class B ordinary shares		182,319,107	182,319,107	266,696,495	299,524,536
Weighted-average number of shares outstanding- diluted		383,692,654	383,692,654	351,410,308	305,928,509
Diluted loss per share (in dollars per share) | (per share)		$ (2.95)	¥ (19.14)	¥ (5.26)	¥ (0.61)
Diluted loss per share (in dollars per ADS) | (per share)		$ (8.85)	¥ (57.42)	¥ (15.78)	¥ (1.83)